N-2	Feb. 06, 2023
Cover [Abstract]
Entity Central Index Key	0001285819
Amendment Flag	false
Securities Act File Number	001-34475
Document Type	8-K
Entity Registrant Name	OMEROS CORPORATION
Entity Address, Address Line One	201 Elliott Avenue West
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	676-5000
Entity Emerging Growth Company	false